UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 22, 2015 to August 17, 2015

Commission File Number of issuing entity:	333-181985-04

Mercedes-Benz Auto Receivables Trust 2015-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-159281

Daimler Retail Receivables LLC
(Exact name of depositor as specified in its charter)

Mercedes-Benz Financial Services USA LLC
(Exact name of sponsor as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

37-6442370
(I.R.S. Employer Identification No.)

36455 Corporate Drive
Farmington Hills, Michigan
(Address of principal executive offices of issuing entity)

48331
(Zip Code)

(248)9916632
(Telephone number, including area code)

N.A.
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 Asset Backed Notes	☐	☐	☑
Class A-2 Asset Backed Notes	☐	☐	☑
Class A-3 Asset Backed Notes	☐	☐	☑
Class A-4 Asset Backed Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☐ No ☑

Explanatory Note

This Form 10-D/A amends the Form 10-D (the "Form 10-D"), dated and filed August 24, 2015 with respect to Mercedes-Benz Auto Receivables Trust 2015-1. The purpose of this amendment is to make a clerical revision to the Form 10-D to adjust the period from "July 15, 2015 to August 17, 2015" to "July 22, 2015 to August 17, 2015", and to adjust the asset holding period from "July 1, 2015 to July 31, 2015" to "July 22, 2015 to July 31, 2015"

PART II - OTHER INFORMATION

Item 9. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity (filed as Exhibit 99.1 to the Form 10-D and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Mercedes-Benz Auto Receivables Trust 2015-1
(Issuing Entity)

By: Mercedes-Benz Financial Services USA LLC
(Servicer)

Date: August 26, 2015	By: /s/ Kenneth D. Casper
Kenneth D. Casper
Vice President

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity